Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.5%)
Communication Services (6.0%)
	Alphabet Inc. Class A	20,879,945	3,411,366
	Meta Platforms Inc. Class A	3,487,766	1,818,207
*	Netflix Inc.	1,236,237	867,035
	T-Mobile US Inc.	3,745,784	744,362
			6,840,970
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	18,841,922	3,363,283
	McDonald's Corp.	4,158,559	1,200,410
	Home Depot Inc.	2,829,163	1,042,546
	TJX Cos. Inc.	8,028,406	941,491
*	O'Reilly Automotive Inc.	434,828	491,343
	Tractor Supply Co.	1,566,239	419,047
*	MercadoLibre Inc.	104,028	214,470
*	Tesla Inc.	578,183	123,795
			7,796,385
Consumer Staples (2.8%)
	Procter & Gamble Co.	8,343,808	1,431,297
	Unilever plc	16,550,720	1,072,921
	Pernod Ricard SA	5,008,372	713,083
			3,217,301
Energy (3.3%)
	Exxon Mobil Corp.	14,185,539	1,673,043
	Williams Cos. Inc.	9,583,510	438,637
	Cheniere Energy Inc.	2,110,000	390,899
	EQT Corp.	11,494,421	385,178
	Marathon Petroleum Corp.	2,028,705	359,324
	Targa Resources Corp.	1,229,236	180,575
[1]	Chesapeake Energy Corp.	1,865,442	138,957
	Diamondback Energy Inc.	700,494	136,673
			3,703,286
Financials (9.8%)
	JPMorgan Chase & Co.	8,819,681	1,982,664
	Wells Fargo & Co.	32,210,686	1,883,359
	S&P Global Inc.	2,912,761	1,494,946
	Progressive Corp.	5,763,493	1,453,553
	Morgan Stanley	9,832,148	1,018,709
	KKR & Co. Inc.	7,548,472	934,275
	Nasdaq Inc.	11,874,019	855,879
	American Express Co.	3,064,621	792,664
	Visa Inc. Class A	1,819,439	502,838
	Everest Group Ltd.	466,873	183,126
			11,102,013
Health Care (8.3%)
	UnitedHealth Group Inc.	3,937,172	2,323,719
	Merck & Co. Inc.	10,538,408	1,248,274
	AstraZeneca plc ADR	12,754,364	1,117,537
	HCA Healthcare Inc.	2,755,044	1,089,868
	Danaher Corp.	3,601,069	969,804
	Novartis AG (Registered)	6,692,175	808,536
	Eli Lilly & Co.	536,358	514,914
	Humana Inc.	1,417,955	502,623
	Daiichi Sankyo Co. Ltd.	11,140,361	467,646
	Chugai Pharmaceutical Co. Ltd.	5,229,323	263,990
	Astellas Pharma Inc.	6,791,532	84,398
			9,391,309
Industrials (5.1%)
	Republic Services Inc.	4,307,310	896,825
	Parker-Hannifin Corp.	1,423,048	854,113
*	Uber Technologies Inc.	9,717,170	710,617
*	Boeing Co.	3,922,070	681,420

				Shares	Market Value ($000)
	Honeywell International Inc.			3,096,277	643,747
	Deere & Co.			1,520,462	586,503
	Johnson Controls International plc			7,670,839	558,821
	RTX Corp.			3,919,726	483,459
	Fortive Corp.			4,337,827	322,734
					5,738,239
Information Technology (20.3%)
	Apple Inc.			23,753,732	5,439,605
	Microsoft Corp.			12,889,041	5,376,535
	NVIDIA Corp.			37,513,829	4,478,026
	Broadcom Inc.			11,219,938	1,826,830
	Texas Instruments Inc.			4,690,201	1,005,298
	KLA Corp.			1,135,139	930,167
	Salesforce Inc.			3,347,260	846,522
*	ServiceNow Inc.			985,308	842,438
	Intuit Inc.			1,190,063	750,049
	NXP Semiconductors NV			2,710,750	694,928
	Corning Inc.			9,849,199	412,189
	ASML Holding NV (Registered) ADR			410,533	371,068
					22,973,655
Materials (0.9%)
	Glencore plc			114,456,872	603,880
	Anglo American plc			12,731,908	371,399
					975,279
Real Estate (1.1%)
	Welltower Inc.			5,649,588	681,792
	Crown Castle Inc.			3,453,484	386,859
*,1	Lineage Inc.			1,650,100	138,444
					1,207,095
Utilities (2.0%)
	Duke Energy Corp.			9,370,712	1,067,793
	Exelon Corp.			20,518,373	781,545
	American Electric Power Co. Inc.			3,870,705	388,154
					2,237,492
Total Common Stocks (Cost $45,607,954)					75,183,024
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	0.375%	1/31/26	216,635	205,532
	United States Treasury Note/Bond	4.625%	2/28/26	65,000	65,467
	United States Treasury Note/Bond	4.500%	3/31/26	121,750	122,511
	United States Treasury Note/Bond	4.875%	4/30/26	60,000	60,778
	United States Treasury Note/Bond	1.625%	5/15/26	31,710	30,461
	United States Treasury Note/Bond	4.875%	5/31/26	220,000	223,094
	United States Treasury Note/Bond	4.500%	7/15/26	2,120	2,140
	United States Treasury Note/Bond	4.375%	7/31/26	266,370	268,368
	United States Treasury Note/Bond	4.375%	8/15/26	155,690	156,931
	United States Treasury Note/Bond	0.750%	8/31/26	120,380	113,082
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	106,509
	United States Treasury Note/Bond	2.000%	11/15/26	17,430	16,738
	United States Treasury Note/Bond	4.625%	11/15/26	168,160	170,709
	United States Treasury Note/Bond	4.000%	1/15/27	48,611	48,755
	United States Treasury Note/Bond	4.125%	2/15/27	275,271	276,949
	United States Treasury Note/Bond	4.250%	3/15/27	85,000	85,863
	United States Treasury Note/Bond	2.500%	3/31/27	172,367	166,846
	United States Treasury Note/Bond	2.750%	4/30/27	175,241	170,504
	United States Treasury Note/Bond	4.500%	5/15/27	150,680	153,222
	United States Treasury Note/Bond	4.375%	7/15/27	121,767	123,651
	United States Treasury Note/Bond	2.750%	7/31/27	147,626	143,336
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	49,674
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	35,350
	United States Treasury Note/Bond	4.125%	10/31/27	69,470	70,143
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	23,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	67,268
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	40,685
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	55,932
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	19,108
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,305
	United States Treasury Note/Bond	4.125%	7/31/28	162,089	164,216
	United States Treasury Note/Bond	4.375%	8/31/28	166,259	170,026
	United States Treasury Note/Bond	4.625%	9/30/28	159,623	164,786
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	103,649
	United States Treasury Note/Bond	3.750%	12/31/28	113,214	113,196
[2]	United States Treasury Note/Bond	4.000%	1/31/29	439,996	444,534
	United States Treasury Note/Bond	4.250%	2/28/29	420,556	429,493
	United States Treasury Note/Bond	4.125%	3/31/29	166,346	168,971
	United States Treasury Note/Bond	4.625%	4/30/29	257,545	267,163
	United States Treasury Note/Bond	4.500%	5/31/29	117,992	121,900
	United States Treasury Note/Bond	4.250%	6/30/29	267,546	273,483
	United States Treasury Note/Bond	4.000%	7/31/29	359,632	363,903
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,320
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,972
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,406
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	11,298
	United States Treasury Note/Bond	4.000%	7/31/30	20,804	21,035
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,329
	United States Treasury Note/Bond	3.750%	12/31/30	19,022	18,969
	United States Treasury Note/Bond	4.125%	7/31/31	52,678	53,674
	United States Treasury Note/Bond	4.375%	5/15/34	445,164	461,371
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,762
	United States Treasury Note/Bond	2.000%	11/15/41	213,276	153,825
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,796
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	18,249
	United States Treasury Note/Bond	3.375%	8/15/42	152,654	135,051
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	106,460
	United States Treasury Note/Bond	3.875%	2/15/43	105,218	99,562
	United States Treasury Note/Bond	3.875%	5/15/43	93,222	88,007
	United States Treasury Note/Bond	4.375%	8/15/43	106,917	107,969
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	46,367
	United States Treasury Note/Bond	4.500%	2/15/44	60,646	62,162
	United States Treasury Note/Bond	4.625%	5/15/44	96,859	100,885
[3]	United States Treasury Note/Bond	4.125%	8/15/44	830	810
	United States Treasury Note/Bond	3.000%	8/15/52	109	87
	United States Treasury Note/Bond	4.000%	11/15/52	437	419
	United States Treasury Note/Bond	3.625%	2/15/53	32,421	29,083
	United States Treasury Note/Bond	3.625%	5/15/53	27,325	24,528
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	13,172
	United States Treasury Note/Bond	4.250%	2/15/54	71,061	71,350
	United States Treasury Note/Bond	4.625%	5/15/54	180,827	193,316
	United States Treasury Note/Bond	4.250%	8/15/54	58,964	59,351
					7,796,213
Conventional Mortgage-Backed Securities (1.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	19,347	15,415
[4,5]	Fannie Mae Pool	3.000%	6/1/43	5,638	5,153
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	582	598
[3,4]	Ginnie Mae II Pool	5.000%	9/15/54–10/15/54	88,929	88,647
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	21,339	19,870
[4,5]	UMBS Pool	3.000%	3/1/33	21,255	20,620
[4,5]	UMBS Pool	3.500%	11/1/45–6/1/46	47	45
[4,5]	UMBS Pool	4.000%	3/1/53	80,568	76,374
[4,5]	UMBS Pool	5.000%	11/1/43–7/1/53	186,967	187,245
[4,5]	UMBS Pool	5.500%	3/1/53–2/1/54	349,942	352,789
[3,4,5]	UMBS Pool	6.000%	8/1/53–9/25/54	336,950	343,217
					1,109,973
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41	1,800	1,709
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	508	497
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	72	71
[4,5]	Fannie Mae REMICS	2.500%	8/25/46	11,268	9,387
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	25,793	23,658
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	50,678	48,861
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	1,632	1,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,965	8,074
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	12,258	11,463
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,187	3,175
[4]	Ginnie Mae REMICS	2.500%	10/20/49	66,028	58,544
					167,054
Total U.S. Government and Agency Obligations (Cost $9,043,247)					9,073,240
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[4,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	966	932
[4,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	1,000	987
[4,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	60,180	56,533
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	45,524
[4,6]	American Tower Trust #1	5.490%	3/15/28	66,310	67,383
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	965	939
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	2,422	2,362
[4,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	20,381	16,929
[4,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	6.351%	10/15/36	14,785	14,665
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	16,396	15,003
[4,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	4,935
[4,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	34,338
[4,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,606
[4,6]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/36	21,584	21,796
[4,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,533	13,282
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	12,217
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	20,915
[4,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	45,096	45,936
[4,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	21,565	21,695
[4,5,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	11.363%	10/25/28	1,409	1,482
[4,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	61,755	58,104
[4,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	47,750	48,676
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	28,816
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	41,599
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,852	50,016
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,368
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,539
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,906
[4,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	19,756	18,834
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	26,005	26,383
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,393
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	27,035	27,404
[4,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	53,067	55,640
[4,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	58,230	59,273
[4,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	26,405	27,044
[4,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	31,911	29,960
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	34,745	35,370
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	6,885	6,369
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	8,189	7,452
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	6,323	5,881
[4,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,796	1,647
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	125,560	114,738
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	9,185
[4,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	13,768	13,449
[4,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	43,957
[4,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	23,659
[4,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	11,965	10,392
[4,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	8,340	8,048
[4,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	17,764
[4,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	31,499
[4,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	23,338
[4,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	35,647
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	25,860	26,200
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	30,096	30,166
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	24,920	25,091
[4,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	22,890	22,908
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,435,780)					1,401,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (21.4%)
Communications (1.1%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,885
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,933
	AT&T Inc.	3.500%	6/1/41	30,000	23,967
	AT&T Inc.	4.300%	12/15/42	41,340	35,908
	AT&T Inc.	3.650%	6/1/51	2,941	2,178
	Charter Communications Operating LLC	3.500%	3/1/42	29,050	20,020
	Charter Communications Operating LLC	6.484%	10/23/45	33,777	32,316
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	6,904
	Comcast Corp.	3.400%	4/1/30	4,940	4,680
	Comcast Corp.	4.250%	1/15/33	42,890	41,465
	Comcast Corp.	4.200%	8/15/34	30,890	29,392
	Comcast Corp.	5.650%	6/15/35	4,725	5,005
	Comcast Corp.	4.400%	8/15/35	32,325	30,987
	Comcast Corp.	6.500%	11/15/35	945	1,068
	Comcast Corp.	3.250%	11/1/39	24,000	19,236
	Comcast Corp.	3.750%	4/1/40	2,700	2,293
	Comcast Corp.	3.969%	11/1/47	15,577	12,705
	Comcast Corp.	4.000%	3/1/48	12,180	9,959
	Comcast Corp.	3.999%	11/1/49	23,162	18,892
	Comcast Corp.	2.887%	11/1/51	56,240	36,880
	Comcast Corp.	2.450%	8/15/52	13,355	7,914
	Comcast Corp.	4.049%	11/1/52	10,339	8,399
	Comcast Corp.	5.350%	5/15/53	42,600	42,653
	Comcast Corp.	2.937%	11/1/56	210,578	133,807
	Comcast Corp.	2.987%	11/1/63	91,251	56,287
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	28,310
	Meta Platforms Inc.	4.950%	5/15/33	49,450	51,016
	Meta Platforms Inc.	5.600%	5/15/53	30,075	31,676
	Meta Platforms Inc.	5.400%	8/15/54	22,805	23,268
	Meta Platforms Inc.	5.750%	5/15/63	15,440	16,409
	NBCUniversal Media LLC	4.450%	1/15/43	11,031	9,907
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	41,973
[6]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,827
	Omnicom Group Inc.	5.300%	11/1/34	15,971	16,200
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,835
	Orange SA	9.000%	3/1/31	20,280	24,905
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	8,112	8,098
	Telefonica Emisiones SA	5.213%	3/8/47	12,100	11,182
	Telefonica Emisiones SA	5.520%	3/1/49	13,822	13,372
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	34,188
	T-Mobile USA Inc.	3.875%	4/15/30	70,676	67,990
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	14,197
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,647
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	24,264
	Verizon Communications Inc.	2.355%	3/15/32	64,265	54,561
	Verizon Communications Inc.	4.812%	3/15/39	24,854	23,977
	Verizon Communications Inc.	3.400%	3/22/41	3,000	2,389
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,495
	Verizon Communications Inc.	2.875%	11/20/50	4,445	2,936
	Verizon Communications Inc.	3.000%	11/20/60	4,599	2,892
	Walt Disney Co.	2.650%	1/13/31	7,914	7,127
	Walt Disney Co.	3.500%	5/13/40	52,923	43,866
	Walt Disney Co.	4.750%	9/15/44	2,358	2,209
	Walt Disney Co.	4.750%	11/15/46	14,000	13,049
	Walt Disney Co.	2.750%	9/1/49	12,373	8,209
					1,230,707
Consumer Discretionary (0.5%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	80,833
	Amazon.com Inc.	2.875%	5/12/41	2,600	2,019
	Amazon.com Inc.	4.950%	12/5/44	24,105	24,369
	Amazon.com Inc.	4.050%	8/22/47	2,100	1,828
	Amazon.com Inc.	3.950%	4/13/52	11,995	10,096
	Amazon.com Inc.	4.250%	8/22/57	37,717	33,168
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	27,204
[4]	Brown University	2.924%	9/1/50	5,205	3,787
[4]	Duke University	2.832%	10/1/55	25,700	17,790
[4]	Georgetown University	4.315%	4/1/49	5,405	4,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Georgetown University	2.943%	4/1/50	7,495	5,304
	Georgetown University	5.115%	4/1/53	7,326	7,573
	Home Depot Inc.	3.900%	12/6/28	10,250	10,153
	Home Depot Inc.	4.850%	6/25/31	21,510	22,033
	Home Depot Inc.	3.250%	4/15/32	57,046	52,648
	Home Depot Inc.	3.300%	4/15/40	18,410	15,065
	Home Depot Inc.	4.875%	2/15/44	6,800	6,569
	Home Depot Inc.	4.400%	3/15/45	28,655	26,004
	Home Depot Inc.	4.250%	4/1/46	25,000	22,120
	Home Depot Inc.	4.500%	12/6/48	12,215	11,120
	Home Depot Inc.	3.125%	12/15/49	2,490	1,785
	Home Depot Inc.	2.375%	3/15/51	2,495	1,517
	Home Depot Inc.	2.750%	9/15/51	19,955	13,091
	Home Depot Inc.	3.625%	4/15/52	25,570	19,908
	Home Depot Inc.	4.950%	9/15/52	7,565	7,311
	Home Depot Inc.	5.300%	6/25/54	25,970	26,500
	Home Depot Inc.	5.400%	6/25/64	3,665	3,767
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	34,279
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	6,928
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	4,329
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,505
	Leland Stanford Junior University	2.413%	6/1/50	2,441	1,596
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,412
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,495
	Lowe's Cos. Inc.	3.750%	4/1/32	2,589	2,430
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	16,625
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	852	632
[4]	Massachusetts Institute of Technology	2.294%	7/1/51	2,100	1,323
[4]	McDonald's Corp.	4.875%	7/15/40	10,000	9,633
[4]	Northeastern University	2.894%	10/1/50	6,995	4,981
[4]	Northwestern University	2.640%	12/1/50	805	545
	President & Fellows of Harvard College	3.745%	11/15/52	450	380
	Thomas Jefferson University	3.847%	11/1/57	10,850	8,380
[4]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,371
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,988
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,430	4,067
[4]	University of Chicago	2.761%	4/1/45	5,825	4,663
[4]	University of Southern California	2.945%	10/1/51	1,855	1,330
	University of Southern California	4.976%	10/1/53	20,970	21,398
[4]	Yale University	2.402%	4/15/50	1,366	897
					639,654
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,839
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	45,550	45,032
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	48,146	46,240
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	16,664
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,675	7,017
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	46,453	45,606
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	25,167	26,339
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	30,829	28,850
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	11,501
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	11,300
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	31,203
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,875
	BAT Capital Corp.	7.079%	8/2/43	11,335	12,641
[6]	Cargill Inc.	6.875%	5/1/28	19,355	20,806
[6]	Cargill Inc.	4.760%	11/23/45	28,190	26,370
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,365
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	30,002	30,954
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	15,575	16,229
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,224
	Conagra Brands Inc.	1.375%	11/1/27	4,341	3,938
[6]	Danone SA	2.947%	11/2/26	30,550	29,568
	Diageo Capital plc	2.375%	10/24/29	20,000	18,205
	Diageo Capital plc	2.000%	4/29/30	5,830	5,138
	Diageo Capital plc	2.125%	4/29/32	1,845	1,557
	Kenvue Inc.	5.000%	3/22/30	33,325	34,502
	Kenvue Inc.	5.100%	3/22/43	15,025	15,156
	Kenvue Inc.	5.050%	3/22/53	16,335	16,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	5.050%	3/15/29	43,065	44,178
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	53,408
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,264
	Philip Morris International Inc.	5.125%	11/17/27	39,385	40,259
	Philip Morris International Inc.	5.625%	11/17/29	39,305	41,373
	Philip Morris International Inc.	5.125%	2/15/30	107,792	110,809
	Philip Morris International Inc.	5.125%	2/13/31	28,130	28,860
	Philip Morris International Inc.	5.750%	11/17/32	50,815	53,767
	Philip Morris International Inc.	5.375%	2/15/33	83,714	86,299
	Philip Morris International Inc.	5.250%	2/13/34	72,635	74,288
	Philip Morris International Inc.	4.375%	11/15/41	3,744	3,320
	Philip Morris International Inc.	4.500%	3/20/42	3,294	2,970
	Philip Morris International Inc.	4.125%	3/4/43	3,565	3,028
	Philip Morris International Inc.	4.875%	11/15/43	11,614	10,895
	Philip Morris International Inc.	4.250%	11/10/44	2,590	2,223
					1,133,336
Energy (1.2%)
[6]	Aker BP ASA	3.750%	1/15/30	20,000	18,916
[6]	Aker BP ASA	6.000%	6/13/33	17,570	18,298
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	11,015
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	37,660
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	38,299
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	40,220
	BP Capital Markets America Inc.	5.227%	11/17/34	48,820	50,281
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	15,246
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,709
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	20,379
	BP Capital Markets America Inc.	3.001%	3/17/52	61,366	41,522
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,830
	Cheniere Energy Partners LP	5.950%	6/30/33	16,500	17,322
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,641
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,433
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	43,360
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	14,928	16,590
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	9,191
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,125
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,797
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	21,900
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,220	18,558
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	13,034
	Enbridge Inc.	6.700%	11/15/53	12,000	13,632
	Energy Transfer LP	5.250%	4/15/29	40,000	40,891
	Energy Transfer LP	6.550%	12/1/33	15,150	16,560
	Energy Transfer LP	5.550%	5/15/34	8,900	9,109
	Energy Transfer LP	5.350%	5/15/45	4,800	4,468
	Energy Transfer LP	6.125%	12/15/45	5,000	5,135
	Energy Transfer LP	5.300%	4/15/47	5,745	5,325
	Energy Transfer LP	5.400%	10/1/47	8,253	7,724
	Energy Transfer LP	5.000%	5/15/50	5,110	4,539
	Energy Transfer LP	5.950%	5/15/54	12,960	13,060
[6]	Eni SpA	5.950%	5/15/54	17,380	17,819
	Enterprise Products Operating LLC	5.950%	2/1/41	3,000	3,203
	Enterprise Products Operating LLC	5.100%	2/15/45	15,220	14,721
	Enterprise Products Operating LLC	3.300%	2/15/53	9,600	6,719
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	35,469
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	32,755
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,488
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	41,691	36,726
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	40,733	33,866
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	15,660	16,145
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	9,273
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	28,533
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	26,490	27,138
	MPLX LP	5.500%	6/1/34	25,810	26,269
	ONEOK Inc.	5.650%	11/1/28	10,995	11,422
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	30,482
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	14,400	14,746
	Shell International Finance BV	4.125%	5/11/35	43,465	41,556
	Shell International Finance BV	5.500%	3/25/40	12,990	13,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.875%	11/26/41	15,000	11,175
	Shell International Finance BV	4.550%	8/12/43	2,650	2,471
	Shell International Finance BV	4.375%	5/11/45	98,450	87,761
	Shell International Finance BV	4.000%	5/10/46	10,000	8,388
	Shell International Finance BV	3.000%	11/26/51	47,845	32,810
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,965
	Targa Resources Corp.	6.150%	3/1/29	29,070	30,732
	TotalEnergies Capital SA	5.150%	4/5/34	20,005	20,679
	TotalEnergies Capital SA	5.488%	4/5/54	14,760	15,232
	TotalEnergies Capital SA	5.638%	4/5/64	22,020	22,881
	TransCanada PipeLines Ltd.	4.875%	1/15/26	36,221	36,267
	TransCanada PipeLines Ltd.	4.100%	4/15/30	3,885	3,785
[6]	Whistler Pipeline LLC	5.400%	9/30/29	7,725	7,833
[6]	Whistler Pipeline LLC	5.700%	9/30/31	5,790	5,921
					1,326,597
Financials (9.1%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	37,660	38,917
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	59,425	62,501
	ACE Capital Trust II	9.700%	4/1/30	20,000	24,306
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	14,255
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,159
[6]	AIB Group plc	5.871%	3/28/35	16,510	17,094
	Allstate Corp.	5.250%	3/30/33	10,000	10,326
	Allstate Corp.	5.550%	5/9/35	6,611	6,953
	Allstate Corp.	3.850%	8/10/49	4,741	3,800
	American Express Co.	6.489%	10/30/31	10,570	11,606
	American Express Co.	5.043%	5/1/34	66,555	67,257
	American Express Co.	5.625%	7/28/34	6,675	6,930
	American Express Co.	5.915%	4/25/35	8,900	9,370
	American International Group Inc.	6.250%	5/1/36	7,775	8,540
	American International Group Inc.	4.800%	7/10/45	10,680	9,938
	American International Group Inc.	4.750%	4/1/48	17,120	15,795
	American International Group Inc.	4.375%	6/30/50	12,500	10,870
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,611
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,760
	Ameriprise Financial Inc.	5.150%	5/15/33	23,715	24,419
	Aon Corp.	2.850%	5/28/27	18,870	18,136
[6]	Athene Global Funding	5.349%	7/9/27	35,830	36,431
[6]	Athene Global Funding	1.985%	8/19/28	290	260
[6]	Athene Global Funding	2.717%	1/7/29	33,350	30,493
[6]	Athene Global Funding	5.583%	1/9/29	28,585	29,393
	Athene Holding Ltd.	6.250%	4/1/54	8,900	9,237
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	18,928
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,443
	Banco Santander SA	1.849%	3/25/26	14,000	13,376
[4]	Banco Santander SA	5.365%	7/15/28	36,400	37,026
	Banco Santander SA	2.749%	12/3/30	8,400	7,314
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	9,847
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	85,200
[4]	Bank of America Corp.	3.593%	7/21/28	47,950	46,686
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	8,367
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	73,564
[4]	Bank of America Corp.	3.974%	2/7/30	80,000	77,823
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	33,068
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	45,516
	Bank of America Corp.	2.572%	10/20/32	17,275	14,950
[4]	Bank of America Corp.	5.015%	7/22/33	10,085	10,200
	Bank of America Corp.	5.872%	9/15/34	55,905	59,426
	Bank of America Corp.	3.846%	3/8/37	40,872	37,080
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	10,856
	Bank of America Corp.	3.311%	4/22/42	55,635	43,977
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	39,294
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	4,468
[4]	Bank of America Corp.	4.330%	3/15/50	66,970	58,899
	Bank of America Corp.	2.972%	7/21/52	65,950	45,678
	Bank of America NA	5.526%	8/18/26	72,681	74,351
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,723
[4]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,698
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	14,388
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	39,750	40,046
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	7,565	7,728
	Bank of Nova Scotia	5.350%	12/7/26	58,000	59,128
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,783
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	32,260
[4]	Barclays plc	2.852%	5/7/26	9,975	9,808
	Barclays plc	2.279%	11/24/27	14,930	14,130
	Barclays plc	2.667%	3/10/32	40,502	34,994
	Barclays plc	3.330%	11/24/42	33,120	24,805
	BlackRock Funding Inc.	5.250%	3/14/54	30,180	30,585
	BlackRock Funding Inc.	5.350%	1/8/55	19,055	19,593
	BlackRock Inc.	2.100%	2/25/32	24,849	21,132
	BlackRock Inc.	4.750%	5/25/33	68,215	69,020
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	19,410
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	18,082
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	67,033
[6]	BNP Paribas SA	2.591%	1/20/28	25,560	24,322
[6]	BNP Paribas SA	5.335%	6/12/29	36,955	37,775
[6]	BNP Paribas SA	2.871%	4/19/32	26,985	23,607
[6]	BNP Paribas SA	3.132%	1/20/33	1,580	1,387
[6]	BNP Paribas SA	5.894%	12/5/34	65,455	69,562
[6]	BPCE SA	2.045%	10/19/27	25,245	23,731
[6]	BPCE SA	3.500%	10/23/27	64,230	61,675
[6]	BPCE SA	5.281%	5/30/29	19,230	19,640
[6]	BPCE SA	2.700%	10/1/29	50,000	45,456
[6]	BPCE SA	7.003%	10/19/34	6,675	7,390
[6]	BPCE SA	5.936%	5/30/35	10,150	10,481
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	16,682
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	19,101
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,535
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	39,595	40,585
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	32,025
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	35,885	36,649
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,976
	Capital One Financial Corp.	6.312%	6/8/29	2,285	2,391
	Capital One Financial Corp.	5.700%	2/1/30	16,562	17,057
[4]	Capital One Financial Corp.	7.624%	10/30/31	31,761	35,850
	Capital One Financial Corp.	6.377%	6/8/34	61,220	64,985
	Capital One Financial Corp.	6.051%	2/1/35	43,179	44,814
	Charles Schwab Corp.	3.200%	3/2/27	14,750	14,310
	Charles Schwab Corp.	2.000%	3/20/28	25,559	23,563
	Chubb Corp.	6.000%	5/11/37	50,000	55,033
	Chubb INA Holdings LLC	4.350%	11/3/45	29,835	26,785
[4]	Citibank NA	5.570%	4/30/34	26,335	27,656
	Citigroup Inc.	1.462%	6/9/27	62,962	59,558
[4]	Citigroup Inc.	3.070%	2/24/28	65,000	62,721
	Citigroup Inc.	4.125%	7/25/28	9,025	8,875
[4]	Citigroup Inc.	3.520%	10/27/28	33,088	32,058
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	32,360
	Citigroup Inc.	2.904%	11/3/42	19,370	14,101
	Citizens Financial Group Inc.	5.841%	1/23/30	5,795	5,954
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,602
[6]	CNO Global Funding	5.875%	6/4/27	34,533	35,383
[6]	CNO Global Funding	2.650%	1/6/29	12,585	11,419
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	37,806
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	63,783
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	9,012
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	44,201
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	26,622
	Corebridge Financial Inc.	3.900%	4/5/32	25,000	23,146
	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,392
	Corebridge Financial Inc.	5.750%	1/15/34	38,315	39,971
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,379
	Corebridge Financial Inc.	4.400%	4/5/52	34,623	28,673
[6]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,999
[6]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,906
[6]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,791
[6]	Corebridge Global Funding	5.200%	6/24/29	14,205	14,600
[6]	Credit Agricole SA	5.589%	7/5/26	40,520	41,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Credit Agricole SA	6.316%	10/3/29	16,442	17,314
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	27,952
[6]	Danske Bank A/S	6.259%	9/22/26	35,035	35,500
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	52,165
[6]	Danske Bank A/S	5.705%	3/1/30	11,755	12,125
	Deutsche Bank AG	6.720%	1/18/29	5,860	6,169
	Deutsche Bank AG	6.819%	11/20/29	32,875	34,993
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	41,743
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	42,407
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,091
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	25,186
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,686
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,643
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	25,630
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	26,426
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	37,046
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	63,782
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,725
	Fifth Third Bancorp	4.337%	4/25/33	32,330	30,491
[6]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	31,702
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	27,785
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	51,214
[6]	GA Global Funding Trust	5.500%	1/8/29	10,575	10,854
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,729
	Goldman Sachs Group Inc.	1.431%	3/9/27	30,000	28,500
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	91,704
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,578
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	23,120
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	66,796
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	22,206
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	25,693
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	76,602
	Goldman Sachs Group Inc.	2.383%	7/21/32	94,160	80,183
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	12,124
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,995	23,883
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	49,602
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	22,476
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	24,408
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,380
	HSBC Holdings plc	5.887%	8/14/27	45,153	46,134
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	21,422
	HSBC Holdings plc	5.597%	5/17/28	69,410	70,889
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,953
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	40,152
	HSBC Holdings plc	2.206%	8/17/29	53,960	48,930
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	47,205
	HSBC Holdings plc	2.804%	5/24/32	36,410	31,609
	HSBC Holdings plc	6.500%	5/2/36	22,500	24,440
	HSBC Holdings plc	6.100%	1/14/42	38,220	42,451
	Huntington National Bank	4.552%	5/17/28	11,240	11,156
	ING Groep NV	3.950%	3/29/27	41,940	41,325
	ING Groep NV	1.726%	4/1/27	16,075	15,320
	ING Groep NV	5.335%	3/19/30	17,990	18,399
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,558
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	21,226
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	38,501
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,301
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	38,445
	Intercontinental Exchange Inc.	4.950%	6/15/52	82,275	80,228
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	18,666
[6]	Jackson National Life Global Funding	5.550%	7/2/27	19,860	20,274
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,899
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,778
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	38,531
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	64,477
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	15,405
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	51,353
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	29,589
	JPMorgan Chase & Co.	5.350%	6/1/34	104,600	107,799
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	15,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	102,529
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,831
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	39,086
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	17,121
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	14,665
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	142,902
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	14,309
[6]	KBC Group NV	5.796%	1/19/29	3,602	3,704
[6]	KBC Group NV	6.324%	9/21/34	28,255	30,293
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	14,119
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	25,938
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,659
[6]	Lseg US Fin Corp.	5.297%	3/28/34	8,475	8,773
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	54,020
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	22,596
[6]	LSEGA Financing plc	2.500%	4/6/31	50,408	43,866
	M&T Bank Corp.	7.413%	10/30/29	34,685	37,785
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	39,823
[6]	Macquarie Group Ltd.	2.871%	1/14/33	56,227	48,122
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,392
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	78,311
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,503
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,331
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	13,396
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	8,017
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	19,262
[6]	Met Tower Global Funding	5.250%	4/12/29	11,205	11,566
	MetLife Inc.	4.125%	8/13/42	15,565	13,536
	MetLife Inc.	4.875%	11/13/43	17,000	16,177
	MetLife Inc.	5.000%	7/15/52	15,634	15,041
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,191
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,608
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	15,229
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	46,009
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,848
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	32,328
[4]	Morgan Stanley	4.000%	7/23/25	29,455	29,258
[4]	Morgan Stanley	2.630%	2/18/26	30,885	30,508
[4]	Morgan Stanley	3.125%	7/27/26	11,435	11,148
[4]	Morgan Stanley	6.250%	8/9/26	20,000	20,635
	Morgan Stanley	3.625%	1/20/27	60,000	59,066
[4]	Morgan Stanley	3.772%	1/24/29	64,293	62,695
[4]	Morgan Stanley	2.699%	1/22/31	74,290	67,248
[4]	Morgan Stanley	1.928%	4/28/32	50,000	41,755
[4]	Morgan Stanley	2.239%	7/21/32	81,175	68,705
[4]	Morgan Stanley	2.511%	10/20/32	36,580	31,350
	Morgan Stanley	2.943%	1/21/33	31,555	27,720
	Morgan Stanley	6.627%	11/1/34	21,815	24,335
	Morgan Stanley	5.466%	1/18/35	19,775	20,368
	Morgan Stanley	2.484%	9/16/36	37,680	31,081
	Morgan Stanley	5.948%	1/19/38	25,160	26,053
	Morgan Stanley	4.300%	1/27/45	18,360	16,465
	Nasdaq Inc.	5.550%	2/15/34	25,445	26,498
	Nasdaq Inc.	3.950%	3/7/52	18,120	14,266
	Nasdaq Inc.	5.950%	8/15/53	31,115	33,310
	Nasdaq Inc.	6.100%	6/28/63	4,555	4,934
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	33,146
[6]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	53,257
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	64,836
[6]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	53,282
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	38,310
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	32,982
	NatWest Group plc	1.642%	6/14/27	29,040	27,479
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	63,582
[6]	New York Life Global Funding	5.000%	1/9/34	39,770	40,425
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	59,071
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,193
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,956
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	61,784
[6]	Northwestern Mutual Global Funding	5.160%	5/28/31	27,865	28,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	24,421
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,766
[6]	Nuveen LLC	5.550%	1/15/30	4,255	4,412
[6]	Nuveen LLC	5.850%	4/15/34	9,655	10,103
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	25,772
[6]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,992
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	51,590
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,357
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	42,565	44,065
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	37,855	38,936
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	39,030
[6]	Penske Truck Leasing Co. LP	5.350%	3/30/29	13,045	13,367
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,784
[4]	PNC Bank NA	3.100%	10/25/27	41,975	40,271
[4]	PNC Bank NA	3.250%	1/22/28	60,465	58,022
[6]	Pricoa Global Funding I	5.100%	5/30/28	33,975	34,887
[6]	Pricoa Global Funding I	4.650%	8/27/31	15,159	15,145
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	22,738
	Progressive Corp.	4.950%	6/15/33	54,414	55,819
	Progressive Corp.	4.125%	4/15/47	9,955	8,548
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	18,116	18,282
[6]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,491
	Prudential Financial Inc.	3.905%	12/7/47	7,767	6,265
[6]	RGA Global Funding	2.700%	1/18/29	14,330	13,222
[6]	RGA Global Funding	5.448%	5/24/29	19,510	20,110
[6]	RGA Global Funding	5.500%	1/11/31	16,515	17,084
[4]	Royal Bank of Canada	5.000%	2/1/33	44,538	45,412
[6]	Standard Chartered plc	6.301%	1/9/29	32,130	33,508
	State Street Corp.	4.821%	1/26/34	14,655	14,629
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	58,790
[6]	Swedbank AB	6.136%	9/12/26	33,865	34,810
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	30,324
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	36,128
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,981
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	48,517
[4]	Truist Financial Corp.	4.873%	1/26/29	34,945	35,033
	UBS AG	1.250%	6/1/26	36,125	34,168
	UBS AG	7.500%	2/15/28	38,712	42,238
	UBS AG	5.650%	9/11/28	52,280	54,392
	UBS Group AG	3.750%	3/26/25	28,568	28,336
[6]	UBS Group AG	2.593%	9/11/25	17,585	17,569
[6]	UBS Group AG	1.305%	2/2/27	14,940	14,186
[6]	UBS Group AG	1.494%	8/10/27	40,005	37,495
[6]	UBS Group AG	3.869%	1/12/29	15,905	15,416
[6]	UBS Group AG	5.617%	9/13/30	20,930	21,664
[6]	UBS Group AG	2.095%	2/11/32	23,650	19,754
[6]	UBS Group AG	3.091%	5/14/32	68,085	60,289
[6]	UBS Group AG	2.746%	2/11/33	16,800	14,336
[6]	UBS Group AG	6.537%	8/12/33	18,290	19,850
[6]	UBS Group AG	9.016%	11/15/33	9,250	11,520
[6]	UBS Group AG	6.301%	9/22/34	47,870	51,617
[6]	UBS Group AG	3.179%	2/11/43	36,770	27,492
[6]	UniCredit SpA	1.982%	6/3/27	35,165	33,400
[6]	UniCredit SpA	3.127%	6/3/32	35,545	31,241
[4]	Wells Fargo & Co.	3.550%	9/29/25	31,530	31,133
	Wells Fargo & Co.	3.000%	4/22/26	26,660	26,030
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	59,031
[4]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,987
	Wells Fargo & Co.	6.303%	10/23/29	35,415	37,582
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,746
[4]	Wells Fargo & Co.	2.572%	2/11/31	83,408	74,830
[4]	Wells Fargo & Co.	3.350%	3/2/33	7,970	7,180
[4]	Wells Fargo & Co.	4.897%	7/25/33	117,741	117,148
	Wells Fargo & Co.	5.389%	4/24/34	20,025	20,506
	Wells Fargo & Co.	5.606%	1/15/44	71,831	72,877
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	9,202
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	17,558
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	62,302
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	20,719
[4]	Wells Fargo & Co.	4.611%	4/25/53	84,025	76,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	98,943
					10,328,491
Health Care (2.3%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,616
	AbbVie Inc.	4.950%	3/15/31	33,475	34,455
	AbbVie Inc.	5.350%	3/15/44	18,173	18,749
	AbbVie Inc.	4.850%	6/15/44	5,100	4,909
	AbbVie Inc.	4.700%	5/14/45	21,111	19,848
	AbbVie Inc.	5.400%	3/15/54	37,491	38,849
[4]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	20,222
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,401
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,440
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,616
[6]	Alcon Finance Corp.	2.600%	5/27/30	5,665	5,092
[6]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,830
[6]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,758
[6]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,971
[4]	Ascension Health	2.532%	11/15/29	22,515	20,719
[4]	Ascension Health	4.847%	11/15/53	23,970	23,766
	AstraZeneca plc	4.000%	1/17/29	44,555	44,185
	AstraZeneca plc	6.450%	9/15/37	23,385	26,951
	Banner Health	2.907%	1/1/42	29,965	22,569
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	46,190
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,691
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	20,252
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	16,275
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,642
	Bristol-Myers Squibb Co.	5.200%	2/22/34	49,570	51,396
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	51,521
	Bristol-Myers Squibb Co.	5.500%	2/22/44	11,320	11,691
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,117
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,610
	Bristol-Myers Squibb Co.	5.550%	2/22/54	8,900	9,185
	Bristol-Myers Squibb Co.	5.650%	2/22/64	60,351	62,144
[4]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	38,051
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,617
[4]	Cigna Group	3.250%	4/15/25	31,655	31,296
	Cigna Group	4.375%	10/15/28	18,600	18,489
	CommonSpirit Health	2.760%	10/1/24	24,060	24,001
	CommonSpirit Health	3.347%	10/1/29	36,655	34,565
	CommonSpirit Health	2.782%	10/1/30	21,827	19,583
	CommonSpirit Health	5.205%	12/1/31	40,770	41,552
[4]	CommonSpirit Health	4.350%	11/1/42	28,315	25,051
	CommonSpirit Health	3.910%	10/1/50	4,370	3,473
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,469
[6]	CSL Finance plc	4.250%	4/27/32	31,340	30,437
[6]	CSL Finance plc	4.750%	4/27/52	1,160	1,062
	CVS Health Corp.	1.750%	8/21/30	4,940	4,157
	CVS Health Corp.	4.875%	7/20/35	1,375	1,329
	Dignity Health	3.812%	11/1/24	20,780	20,694
	Elevance Health Inc.	3.650%	12/1/27	20,000	19,556
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,394
	Elevance Health Inc.	2.550%	3/15/31	31,515	27,808
	Elevance Health Inc.	5.500%	10/15/32	17,525	18,431
	Elevance Health Inc.	6.100%	10/15/52	4,640	5,037
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,516
	Eli Lilly & Co.	5.050%	8/14/54	13,505	13,549
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,381
	Eli Lilly & Co.	5.200%	8/14/64	4,570	4,629
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	32,687
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	12,081
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,651
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	19,870	21,151
	HCA Inc.	5.450%	4/1/31	10,175	10,438
	HCA Inc.	6.000%	4/1/54	34,245	35,328
	Humana Inc.	5.375%	4/15/31	7,650	7,838
	Humana Inc.	5.950%	3/15/34	26,538	28,052
	Humana Inc.	4.950%	10/1/44	5,000	4,546
	Humana Inc.	5.500%	3/15/53	4,046	3,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,511
	Inova Health System Foundation	4.068%	5/15/52	20,740	18,058
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,453
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	28,422
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,325	6,196
	Kaiser Foundation Hospitals	4.150%	5/1/47	7,775	6,820
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	25,959
[4]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	9,169
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	22,975
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	13,638
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,963
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,210
	Merck & Co. Inc.	3.400%	3/7/29	44,290	42,848
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,679
	Merck & Co. Inc.	4.000%	3/7/49	52,385	44,164
	Novartis Capital Corp.	4.400%	5/6/44	25,896	24,185
	OhioHealth Corp.	2.297%	11/15/31	26,665	22,789
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,466
	Pfizer Inc.	3.450%	3/15/29	70,335	68,184
	Pfizer Inc.	1.700%	5/28/30	6,065	5,276
	Pfizer Inc.	4.100%	9/15/38	53,995	49,614
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	28,395	28,551
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	19,907	19,658
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	21,620	21,729
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,403
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,421
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,935
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,873
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	15,414
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,357
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	24,714
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,395
	Royalty Pharma plc	5.400%	9/2/34	14,095	14,266
	Royalty Pharma plc	3.300%	9/2/40	5,158	3,918
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,759
	Royalty Pharma plc	5.900%	9/2/54	17,095	17,343
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,421
[4]	Sutter Health	2.294%	8/15/30	9,670	8,570
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	23,414
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	53,619	54,965
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	13,665	10,319
	Toledo Hospital	5.750%	11/15/38	18,440	18,743
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	34,140
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,622
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	13,056
	UnitedHealth Group Inc.	4.950%	1/15/32	37,860	38,665
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,982
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,291
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,353
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	26,378
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	60,710
	UnitedHealth Group Inc.	5.500%	7/15/44	19,235	19,815
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	23,159
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,436
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,992
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	19,185
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,442
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	18,223
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	21,409
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	28,889
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,655
	UnitedHealth Group Inc.	5.875%	2/15/53	62,616	67,709
	UnitedHealth Group Inc.	5.625%	7/15/54	47,843	49,961
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,795
	UnitedHealth Group Inc.	5.750%	7/15/64	40,450	42,445
	Wyeth LLC	5.950%	4/1/37	25,000	27,322
					2,602,856
Industrials (0.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	15,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	10,268
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,445
[6]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,755
[6]	Ashtead Capital Inc.	5.800%	4/15/34	19,960	20,555
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,862
[6]	BAE Systems plc	3.400%	4/15/30	7,335	6,885
[6]	BAE Systems plc	5.250%	3/26/31	6,175	6,359
	Boeing Co.	8.625%	11/15/31	9,460	11,378
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,502
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,584
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,293
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,935
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,618
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,974
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,340
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,312
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	16,076
	Carrier Global Corp.	5.900%	3/15/34	3,201	3,454
	Carrier Global Corp.	6.200%	3/15/54	3,871	4,389
	CSX Corp.	3.350%	9/15/49	5,535	4,080
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,688
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,955
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	17,109
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,706
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	12,054
	Deere & Co.	7.125%	3/3/31	17,500	20,319
	Eaton Corp.	4.700%	8/23/52	5,205	4,891
[6]	Element Fleet Management Corp.	5.643%	3/13/27	14,900	15,203
[6]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	9,202
[6]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	46,122
[6]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	23,280
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	22,597
[6]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	27,560
	Honeywell International Inc.	4.250%	1/15/29	26,905	27,092
	Honeywell International Inc.	4.875%	9/1/29	5,325	5,466
	Honeywell International Inc.	5.000%	2/15/33	50,000	51,485
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,414
	John Deere Capital Corp.	4.500%	1/16/29	27,660	27,936
[4]	John Deere Capital Corp.	5.150%	9/8/33	38,120	39,745
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,486
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,891
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	13,657
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	21,381
	Republic Services Inc.	4.875%	4/1/29	3,595	3,665
	Republic Services Inc.	5.200%	11/15/34	19,090	19,663
	RTX Corp.	4.125%	11/16/28	12,085	11,932
	RTX Corp.	4.450%	11/16/38	1,210	1,127
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,714
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	28,804
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	28,910
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	27,766
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	26,691
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	17,328
	Trane Technologies Financing Ltd.	5.100%	6/13/34	985	1,012
	Union Pacific Corp.	2.800%	2/14/32	357	320
	Union Pacific Corp.	3.375%	2/14/42	17,635	14,096
	Union Pacific Corp.	3.250%	2/5/50	1,409	1,033
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,421
	Union Pacific Corp.	3.500%	2/14/53	61,297	46,425
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,935
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	3,810	3,756
					887,944
Materials (0.1%)
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,741
[6]	Glencore Funding LLC	5.371%	4/4/29	26,080	26,626
[6]	Glencore Funding LLC	6.375%	10/6/30	36,446	38,971
[6]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,278
[6]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,612
[6]	Glencore Funding LLC	6.500%	10/6/33	15,265	16,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Glencore Funding LLC	5.634%	4/4/34	7,565	7,702
[6]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,744
[6]	Glencore Funding LLC	3.375%	9/23/51	3,136	2,079
[6]	Glencore Funding LLC	5.893%	4/4/54	11,570	11,585
					116,818
Real Estate (0.5%)
	American Tower Corp.	4.400%	2/15/26	7,315	7,278
	American Tower Corp.	3.800%	8/15/29	43,317	41,576
	American Tower Corp.	5.900%	11/15/33	4,053	4,302
	American Tower Corp.	5.450%	2/15/34	1,615	1,667
	Crown Castle Inc.	2.250%	1/15/31	2,775	2,370
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,788
	CubeSmart LP	2.250%	12/15/28	12,135	11,016
	CubeSmart LP	2.500%	2/15/32	7,767	6,623
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,647
	Extra Space Storage LP	5.900%	1/15/31	25,059	26,360
	Healthpeak OP LLC	2.125%	12/1/28	30,395	27,521
	Healthpeak OP LLC	3.000%	1/15/30	31,475	28,998
	NNN REIT Inc.	5.500%	6/15/34	26,511	27,079
	Prologis LP	5.250%	6/15/53	16,062	15,948
	Public Storage Operating Co.	5.350%	8/1/53	10,525	10,621
	Realty Income Corp.	2.200%	6/15/28	24,400	22,464
	Realty Income Corp.	4.700%	12/15/28	27,200	27,404
	Realty Income Corp.	3.250%	1/15/31	12,940	11,885
	Realty Income Corp.	2.850%	12/15/32	25,860	22,193
	Realty Income Corp.	4.900%	7/15/33	26,434	26,272
	Realty Income Corp.	5.125%	2/15/34	30,285	30,494
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	24,820
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	8,575
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	32,425
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	49,740
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	43,699
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,780
	Simon Property Group LP	3.375%	10/1/24	10,055	10,032
	Simon Property Group LP	2.450%	9/13/29	19,865	18,080
	VICI Properties LP	6.125%	4/1/54	29,822	30,307
					606,964
Technology (1.7%)
	Apple Inc.	2.450%	8/4/26	11,867	11,500
	Apple Inc.	3.350%	2/9/27	55,925	55,071
	Apple Inc.	3.200%	5/11/27	39,185	38,383
	Apple Inc.	2.900%	9/12/27	55,355	53,652
	Apple Inc.	3.850%	5/4/43	48,000	42,396
	Apple Inc.	4.450%	5/6/44	5,075	4,956
	Apple Inc.	4.650%	2/23/46	5,600	5,476
	Apple Inc.	3.850%	8/4/46	36,890	31,816
	Apple Inc.	2.650%	5/11/50	24,045	16,289
	Apple Inc.	2.650%	2/8/51	27,145	18,285
	Apple Inc.	3.950%	8/8/52	12,831	11,042
	Broadcom Corp.	3.875%	1/15/27	11,385	11,230
	Broadcom Inc.	4.110%	9/15/28	37,859	37,391
	Broadcom Inc.	5.050%	7/12/29	26,120	26,626
	Broadcom Inc.	4.150%	11/15/30	24,480	23,810
[6]	Broadcom Inc.	2.600%	2/15/33	31,355	26,296
[6]	Broadcom Inc.	3.187%	11/15/36	17,097	14,151
	Cisco Systems Inc.	2.500%	9/20/26	15,676	15,176
	Cisco Systems Inc.	4.950%	2/26/31	55,815	57,696
	Cisco Systems Inc.	5.050%	2/26/34	49,855	51,643
	Cisco Systems Inc.	5.300%	2/26/54	23,240	23,972
[6]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,961
[6]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,872
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	18,710	19,247
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	21,265	21,948
[6]	Foundry JV Holdco LLC	5.875%	1/25/34	16,067	16,132
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	60,292	61,976
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	47,413	49,089
	Intel Corp.	2.000%	8/12/31	3,635	2,987
	Intel Corp.	4.000%	12/15/32	4,750	4,375
	Intel Corp.	5.625%	2/10/43	38,241	37,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.100%	5/19/46	45,545	35,186
	Intel Corp.	4.100%	5/11/47	21,904	16,852
	Intel Corp.	3.250%	11/15/49	19,400	12,595
	Intel Corp.	3.050%	8/12/51	19,202	11,943
	Intel Corp.	4.900%	8/5/52	75,206	64,030
	Intel Corp.	5.700%	2/10/53	50,719	48,470
	Intel Corp.	5.600%	2/21/54	26,332	24,957
	Intel Corp.	5.900%	2/10/63	10,935	10,571
	International Business Machines Corp.	3.300%	5/15/26	155,985	153,011
	International Business Machines Corp.	3.500%	5/15/29	99,238	95,580
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,982
	Intuit Inc.	5.200%	9/15/33	48,900	50,953
	Intuit Inc.	5.500%	9/15/53	39,159	41,136
	KLA Corp.	4.950%	7/15/52	20,110	19,492
	Microsoft Corp.	3.125%	11/3/25	17,700	17,468
	Microsoft Corp.	3.450%	8/8/36	31,097	28,426
	Microsoft Corp.	2.525%	6/1/50	122,844	81,894
	Microsoft Corp.	2.500%	9/15/50	16,363	10,777
	Microsoft Corp.	2.921%	3/17/52	119,367	85,561
	Oracle Corp.	1.650%	3/25/26	17,300	16,519
	Oracle Corp.	3.250%	11/15/27	48,711	47,058
	Oracle Corp.	3.600%	4/1/40	8,400	6,758
	Oracle Corp.	4.500%	7/8/44	33,877	29,378
	Oracle Corp.	4.125%	5/15/45	25,243	20,606
	Oracle Corp.	4.000%	7/15/46	3,800	3,022
	Oracle Corp.	5.550%	2/6/53	16,112	15,963
	QUALCOMM Inc.	2.150%	5/20/30	29,475	26,367
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,999
	S&P Global Inc.	2.700%	3/1/29	3,693	3,451
	S&P Global Inc.	3.700%	3/1/52	41,670	33,223
[6]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,538
					1,884,248
Utilities (3.1%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,019
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,798
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	8,034
	Alabama Power Co.	5.700%	2/15/33	15,000	15,711
	Alabama Power Co.	6.000%	3/1/39	21,773	23,687
	Alabama Power Co.	3.750%	3/1/45	24,430	19,669
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	24,099
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,806
	Ameren Illinois Co.	6.125%	12/15/28	54,000	55,637
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,991
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,609
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,867
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,139
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,885
	American Water Capital Corp.	4.150%	6/1/49	850	713
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,701
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,601
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,486
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,928
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,231
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,331
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	44,939
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	897
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,549
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	13,174
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	59,082	51,622
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	5,156
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,478
[6]	Boston Gas Co.	3.757%	3/16/32	4,225	3,804
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,623
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	27,737	21,921
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,710
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,652
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,914
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	29,067
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	6,560	6,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,369
[4]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	26,418
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	12,041
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,978
[4]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,901
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,324
[4]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,956
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,900	4,364
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	32,487
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,186
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,403
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,396
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	19,316
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	14,446
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	68,575	61,340
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	27,791
	Consumers Energy Co.	4.200%	9/1/52	19,310	16,459
[4]	Dominion Energy Inc.	3.375%	4/1/30	3,083	2,886
	Dominion Energy Inc.	5.375%	11/15/32	15,787	16,265
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,786
[4]	Dominion Energy Inc.	4.900%	8/1/41	5,800	5,338
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	23,564
[4]	Dominion Energy Inc.	4.850%	8/15/52	30,363	27,318
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,433
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,421
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,485
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	48,052
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,980
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,593
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	28,237
	DTE Energy Co.	4.950%	7/1/27	20,780	21,007
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,889
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,691
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,387
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	13,226
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	52,391
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,358
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,432
	Duke Energy Corp.	3.300%	6/15/41	39,505	30,213
	Duke Energy Corp.	4.800%	12/15/45	44,700	40,097
	Duke Energy Corp.	3.750%	9/1/46	13,840	10,586
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,925
	Duke Energy Corp.	3.500%	6/15/51	34,035	24,279
	Duke Energy Corp.	5.000%	8/15/52	19,060	17,500
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,893
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	30,392
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	12,075
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,543
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	16,330
	Duke Energy Progress LLC	4.100%	3/15/43	615	524
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	34,432
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,507
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,610
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,384
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	29,177
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,707
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,392
	Edison International	5.250%	11/15/28	22,192	22,583
	Emera US Finance LP	3.550%	6/15/26	25,624	24,982
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,409
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,565
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,023
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,864
[4]	Eversource Energy	2.900%	10/1/24	17,450	17,409
[4]	Eversource Energy	3.300%	1/15/28	14,410	13,780
	Eversource Energy	5.450%	3/1/28	24,675	25,296
	Eversource Energy	3.375%	3/1/32	5,495	4,917
	Eversource Energy	5.125%	5/15/33	6,780	6,791
	Exelon Corp.	3.350%	3/15/32	18,315	16,676
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	910	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,910	1,946
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,572	6,488
	Florida Power & Light Co.	5.650%	2/1/35	50,000	52,921
	Florida Power & Light Co.	4.950%	6/1/35	10,000	10,128
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,345
	Florida Power & Light Co.	5.950%	2/1/38	21,188	23,212
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,225
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,932
	Florida Power & Light Co.	5.300%	4/1/53	17,250	17,567
	Fortis Inc.	3.055%	10/4/26	28,565	27,562
	Georgia Power Co.	4.700%	5/15/32	21,575	21,635
	Georgia Power Co.	4.950%	5/17/33	20,085	20,318
	Georgia Power Co.	5.250%	3/15/34	15,025	15,499
	Georgia Power Co.	5.400%	6/1/40	6,665	6,659
[4]	Georgia Power Co.	4.750%	9/1/40	34,703	32,594
	Georgia Power Co.	4.300%	3/15/42	14,834	13,112
	Georgia Power Co.	5.125%	5/15/52	19,840	19,350
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,497
[6]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,448
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,307
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	22,317
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	937
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,728
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,694
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	26,841
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,125
[4]	Mississippi Power Co.	4.250%	3/15/42	7,024	6,085
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,436
[4]	Nevada Power Co.	3.125%	8/1/50	15,345	10,317
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,749
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,955	14,069
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	25,020
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,552
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	35,253
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,717
	NiSource Inc.	5.250%	3/30/28	19,368	19,800
	NiSource Inc.	5.250%	2/15/43	14,588	14,117
	NiSource Inc.	4.800%	2/15/44	12,750	11,658
	NiSource Inc.	5.000%	6/15/52	19,985	18,711
	Northern States Power Co.	2.250%	4/1/31	4,940	4,296
	Northern States Power Co.	6.250%	6/1/36	50,000	55,691
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	31,994	33,241
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,293
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,554
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	15,260
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,486
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,312
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	5,525	5,638
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,271
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	19,179
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	39,480
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,815
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	14,537
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	23,241
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,594
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	20,592
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,130	19,402
	Pacific Gas & Electric Co.	6.950%	3/15/34	30,080	33,591
	Pacific Gas & Electric Co.	5.800%	5/15/34	7,565	7,798
	Pacific Gas & Electric Co.	4.500%	7/1/40	53,931	46,775
	Pacific Gas & Electric Co.	3.950%	12/1/47	14,559	10,997
	Pacific Gas & Electric Co.	6.750%	1/15/53	13,479	14,759
	Pacific Gas & Electric Co.	6.700%	4/1/53	22,964	25,159
	PECO Energy Co.	2.850%	9/15/51	8,000	5,217
	PECO Energy Co.	4.600%	5/15/52	12,845	11,483
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,060
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,458
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,150	11,090
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	26,120
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	23,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,471
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	28,533
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,731
	Public Service Enterprise Group Inc.	5.200%	4/1/29	17,595	18,059
	Public Service Enterprise Group Inc.	5.450%	4/1/34	11,295	11,616
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,695
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,220
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,243
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,974
[4]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	489
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	22,388
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	39,695
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	7,394	6,498
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,811
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,340
	Sempra	3.250%	6/15/27	80,765	78,066
	Sempra	3.700%	4/1/29	2,295	2,211
	Sempra	6.000%	10/15/39	14,800	15,512
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,611
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,278
	Southern California Edison Co.	5.150%	6/1/29	32,950	33,862
	Southern California Edison Co.	5.450%	6/1/31	11,460	11,939
	Southern California Edison Co.	5.950%	11/1/32	30,370	32,567
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,300
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	52,786
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	42,663
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,126
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,954
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,284
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,452
[4]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,752
	Southern California Edison Co.	3.650%	2/1/50	5,405	4,085
	Southern California Edison Co.	5.700%	3/1/53	6,815	6,979
	Southern California Edison Co.	5.875%	12/1/53	7,292	7,648
	Southern California Edison Co.	5.750%	4/15/54	8,485	8,826
	Southern California Gas Co.	6.350%	11/15/52	17,580	19,794
	Southern Co.	3.250%	7/1/26	30,885	30,169
	Southern Co.	4.400%	7/1/46	41,137	35,904
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	7,049
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,522
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,500
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,813
	Tampa Electric Co.	4.900%	3/1/29	8,065	8,222
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	39,847
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	18,605
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,698
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,792
	Union Electric Co.	4.000%	4/1/48	14,316	11,758
	Union Electric Co.	3.900%	4/1/52	8,575	6,886
	Union Electric Co.	5.450%	3/15/53	8,045	8,113
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,693
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,873
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	18,796
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,964
					3,491,458
Total Corporate Bonds (Cost $25,622,188)					24,249,073
Sovereign Bonds (0.6%)
[4,6]	Bermuda	2.375%	8/20/30	18,130	15,822
[4,6]	Bermuda	3.375%	8/20/50	6,835	4,957
[4,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	14,992
	Equinor ASA	2.875%	4/6/25	4,775	4,719
	Equinor ASA	3.125%	4/6/30	53,605	50,388
[4,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	35,244
[4,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	36,867
[4,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	53,094	54,253
[4,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	24,603
[4,6]	NBN Co. Ltd.	2.625%	5/5/31	37,954	33,415
[4,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	66,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	OMERS Finance Trust	4.000%	4/20/28	18,090	18,038
[4,6]	Qatar Energy	2.250%	7/12/31	31,765	27,689
[4,6]	Qatar Energy	3.125%	7/12/41	23,200	18,275
[4]	Republic of Chile	2.550%	7/27/33	36,780	31,097
[4]	Republic of Chile	3.500%	1/31/34	20,300	18,384
	Republic of Chile	3.500%	4/15/53	20,175	15,059
[4,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	27,354
[4,6]	Saudi Arabian Oil Co.	5.250%	7/17/34	26,090	26,566
	State of Israel	5.375%	3/12/29	36,740	37,032
	State of Israel	5.500%	3/12/34	17,400	17,337
	State of Israel	5.750%	3/12/54	58,355	55,806
[4,6]	State of Qatar	4.400%	4/16/50	14,035	12,914
[4,6]	UAE International Government Bond	4.951%	7/7/52	13,725	13,482
[4]	United Mexican States	6.338%	5/4/53	27,000	26,473
[4]	United Mexican States	6.400%	5/7/54	35,375	35,014
Total Sovereign Bonds (Cost $770,908)					722,057
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	4,058
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	9,605	11,240
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,230
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	32,545
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,751
	California GO	7.550%	4/1/39	12,375	15,419
	California GO	7.300%	10/1/39	43,950	52,686
	California GO	7.350%	11/1/39	4,785	5,748
	California GO	5.875%	10/1/41	29,515	31,758
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	4,185
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,230
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,819
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	31,976	36,321
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	54,604	62,024
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,429
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	6,104
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	14,149
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,341
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,640	8,944
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	27,474
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,638
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	68,128	76,753
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,101
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,663
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	8,070	7,467
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,843
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	21,821
	Houston TX GO	6.290%	3/1/32	12,560	13,568
	Illinois GO	5.100%	6/1/33	193,186	194,345
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,557
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	11,150	11,164
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,518
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,736
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,969
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	52,529
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	21,067
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	12,445	12,669
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	24,660
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,360
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	14,082
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,781
	Massachusetts SO Revenue	4.110%	7/15/31	7,817	7,713
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	10,081
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	36,985
[3]	New York City NY GO	4.610%	9/1/37	29,690	29,134
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,395	1,415
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	30,581
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,530	11,599
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/49	2,425	2,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	11,404
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	13,014
[8]	Oregon School Boards Association GO	5.528%	6/30/28	34,965	35,584
[9]	Oregon State University General Revenue	3.424%	3/1/60	28,000	21,673
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	72,715
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,604
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	43
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	35,558
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	39,978
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	21,235
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,773
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,967
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,956
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	28,405
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	13,222	13,581
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	20,070	20,727
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,874
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,771
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	17,209
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,929
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	43,689
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	18,814
	University of California Revenue	1.316%	5/15/27	13,075	12,149
	University of California Revenue	1.614%	5/15/30	16,140	14,106
	University of California Revenue	3.931%	5/15/45	22,370	20,707
	University of Michigan Revenue	2.562%	4/1/50	32,056	21,553
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,987
	University of Minnesota Revenue	4.048%	4/1/52	25,160	22,268
Total Taxable Municipal Bonds (Cost $1,695,143)					1,601,764
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.0%)
[11,12]	Vanguard Market Liquidity Fund	5.373%		180,278	18,026
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.5%)
	Bank of America Securities, LLC (Dated 8/30/24, Repurchase Value $29,117,000, collateralized by Fannie Mae 1.500%–7.000%, 7/1/29–7/1/53, and Freddie Mac 2.000%–8.500%, 9/1/30–1/1/54, with a value of $29,682,000)	5.330%	9/3/24	29,100	29,100
	Citigroup Global Markets Inc. (Dated 8/30/24, Repurchase Value $77,746,000, collateralized by U.S. Treasury Note/Bond 4.500%, 11/15/33, with a value of $79,254,000)	5.310%	9/3/24	77,700	77,700
	Credit Agricole Securities (USA) Inc. (Dated 8/30/24, Repurchase Value $23,914,000, collateralized by U.S. Treasury Note/Bond 4.625%, 11/15/26, with a value of $24,378,000)	5.310%	9/3/24	23,900	23,900
	Deutsche Bank Securities, Inc. (Dated 8/30/24, Repurchase Value $39,924,000, collateralized by Fannie Mae 6.000%, 5/1/54, and Freddie Mac 5.000%, 12/1/52, with a value of $40,698,000)	5.330%	9/3/24	39,900	39,900
	HSBC Bank USA (Dated 8/30/24, Repurchase Value $52,631,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/46, with a value of $53,652,000)	5.310%	9/3/24	52,600	52,600
	HSBC Bank USA (Dated 8/30/24, Repurchase Value $56,033,000, collateralized by Fannie Mae 2.500%–5.500%, 3/1/45–5/1/53, and Freddie Mac 6.000%, 10/1/52, with a value of $57,120,000)	5.330%	9/3/24	56,000	56,000
	JP Morgan Securities LLC (Dated 8/30/24, Repurchase Value $29,517,000, collateralized by U.S. Treasury Bill 0.000%, 11/26/24, and U.S. Treasury Note/Bond 0.500%, 3/31/25, with a value of $30,090,000)	5.320%	9/3/24	29,500	29,500
	Nomura International plc (Dated 8/30/24, Repurchase Value $26,215,000, collateralized by Treasury Inflation Indexed Note/Bond 0.250%, 2/15/50, U.S. Treasury Bill 0.000%, 12/26/24, and U.S. Treasury Note/Bond 0.250%–2.875%, 9/30/24–7/31/25, with a value of $26,751,000)	5.310%	9/3/24	26,200	26,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 8/30/24, Repurchase Value $28,717,000, collateralized by U.S. Treasury Note/Bond 2.500%, 5/15/46, with a value of $29,274,000)	5.320%	9/3/24	28,700	28,700
Societe Generale (Dated 8/30/24, Repurchase Value $39,623,000, collateralized by U.S. Treasury Bill 0.000%, 10/10/24, with a value of $40,392,000)	5.310%	9/3/24	39,600	39,600
TD Securities (USA) LLC (Dated 8/30/24, Repurchase Value $73,844,000, collateralized by Fannie Mae 0.375%–7.125%, 9/6/24–7/15/37, Federal Farm Credit Bank 4.125%–5.340%, 11/6/28–8/23/34, Federal Home Loan Bank 5.125%–5.500%, 3/14/36–7/15/36, and Freddie Mac 0.375%–6.750%, 2/12/25–3/15/31, with a value of $75,277,000)	5.330%	9/3/24	73,800	73,800
Wells Fargo & Co. (Dated 8/30/24, Repurchase Value $71,542,000, collateralized by Freddie Mac 1.500%–7.000%, 4/1/33–9/1/54, with a value of $72,930,000)	5.330%	9/3/24	71,500	71,500
				548,500
Total Temporary Cash Investments (Cost $566,522)				566,526
Total Investments (99.7%) (Cost $84,741,742)				112,796,858
Other Assets and Liabilities—Net (0.3%)				314,023
Net Assets (100%)				113,110,881
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,574,000.
2	Securities with a value of $2,882,000 have been segregated as initial margin for open futures contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $7,277,952,000, representing 6.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $17,948,000 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	1,368	155,354	(1,226)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2024, counterparties had deposited in segregated accounts securities with a value of $590,000 and cash of $260,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,797,171	4,385,853	—	75,183,024
U.S. Government and Agency Obligations	—	9,073,240	—	9,073,240
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,401,174	—	1,401,174
Corporate Bonds	—	24,249,073	—	24,249,073
Sovereign Bonds	—	722,057	—	722,057
Taxable Municipal Bonds	—	1,601,764	—	1,601,764
Temporary Cash Investments	18,026	548,500	—	566,526
Total	70,815,197	41,981,661	—	112,796,858

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,226)	—	—	(1,226)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.